UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Korea Fund Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	21	Notes to the financial statements.
Board Approval of	30
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis-
sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa-
tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

 /s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,461.60	$9.77
HypotheticalA	$1,000.00	$1,016.86	$8.00
Class T
Actual	$1,000.00	$1,459.30	$11.28
HypotheticalA	$1,000.00	$1,015.62	$9.25
Class B
Actual	$1,000.00	$1,455.40	$14.31
HypotheticalA	$1,000.00	$1,013.14	$11.73
Class C
Actual	$1,000.00	$1,454.60	$14.30
HypotheticalA	$1,000.00	$1,013.14	$11.73
Institutional Class
Actual	$1,000.00	$1,462.30	$8.24
HypotheticalA	$1,000.00	$1,018.10	$6.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.35%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Samsung Electronics Co. Ltd.	9.7	11.9
Samsung Corp.	5.3	0.0
Kookmin Bank	4.1	4.4
Korea Electric Power Corp.	3.9	0.0
POSCO	3.6	2.4
Industrial Bank of Korea	3.6	1.4
Hyundai Engineering & Construction Co. Ltd.	2.9	2.2
SK Corp.	2.7	1.0
Doosan Infracore Co. Ltd.	2.6	1.2
Woori Finance Holdings Co. Ltd.	2.5	2.1
	40.9
Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Industrials	24.6	16.2
Financials	23.2	22.2
Information Technology	17.2	22.5
Consumer Discretionary	11.1	17.5
Materials	5.5	3.1
Telecommunication Services	4.7	4.2
Consumer Staples	3.9	8.9
Utilities	3.9	0.2
Energy	3.1	3.4
Health Care	1.7	1.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.3%

	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 9.5%
Automobiles – 2.3%
Hyundai Motor Co.	21,100	$1,854,626
Distributors – 0.8%
Hyundai H&S Co. Ltd.	7,860	636,701
Hotels, Restaurants & Leisure – 1.2%
Hana Tour Service, Inc.	11,434	928,638
Household Durables – 1.9%
LG Electronics, Inc.	15,160	1,255,364
Woongjin Coway Co. Ltd.	7,280	216,127
		1,471,491
Multiline Retail – 1.3%
Hyundai Department Store Co. Ltd.	11,120	1,067,020
Textiles, Apparel & Luxury Goods – 2.0%
Cheil Industries, Inc.	40,710	1,478,363
Handsome Co. Ltd.	7,200	131,305
		1,609,668

TOTAL CONSUMER DISCRETIONARY		7,568,144

CONSUMER STAPLES – 3.9%
Food & Staples Retailing – 1.8%
Shinsegae Co. Ltd.	2,904	1,419,439
Food Products – 0.6%
Orion Corp.	1,870	489,731
Household Products – 1.5%
LG Household & Health Care Ltd.	15,310	1,222,333

TOTAL CONSUMER STAPLES		3,131,503

ENERGY – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
GS Holdings Corp.	10,440	326,544
SK Corp.	29,620	2,179,535
		2,506,079

FINANCIALS – 23.2%
Capital Markets – 4.7%
Daewoo Securities Co. Ltd. (a)	38,720	702,022
Hyundai Securities Co. Ltd. (a)	42,690	712,896
Korea Investment Holdings Co. Ltd.	18,710	801,446
LG Investment & Securities Co. Ltd.	9,990	244,679

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks – continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets – continued
Samsung Securities Co. Ltd.	9,300	$583,746
Tong Yang Investment Bank (a)	51,970	765,926
		3,810,715
Commercial Banks – 14.0%
Daegu Bank Co. Ltd.	67,970	1,275,586
Industrial Bank of Korea	140,970	2,839,878
Kookmin Bank	37,010	3,315,852
Shinhan Financial Group Co. Ltd.	34,972	1,742,760
Woori Finance Holdings Co. Ltd.	88,940	2,008,612
		11,182,688
Insurance – 4.5%
Korean Reinsurance Co.	123,797	1,483,228
Meritz Fire & Marine Insurance Co. Ltd.	29,820	183,381
Samsung Fire & Marine Insurance Co. Ltd.	13,400	1,925,145
		3,591,754

TOTAL FINANCIALS		18,585,157

HEALTH CARE – 1.7%
Pharmaceuticals – 1.7%
Boryung Pharmaceutical Co. Ltd.	39	1,664
Hanmi Pharm Co. Ltd.	10,611	1,378,198
		1,379,862

INDUSTRIALS – 24.6%
Construction & Engineering – 7.4%
Doosan Heavy Industries & Construction Co. Ltd.	29,260	1,059,460
Hyundai Engineering & Construction Co. Ltd. (a)	36,780	2,289,123
Kyeryong Construction Industrial Co. Ltd.	41,690	1,962,611
Samsung Engineering Co. Ltd.	14,850	635,315
		5,946,509
Industrial Conglomerates – 1.2%
LG Corp.	14,800	515,485
Samsung Techwin Co. Ltd.	12,640	422,160
		937,645
Machinery – 10.0%
Doosan Infracore Co. Ltd.	109,860	2,055,908
Hyundai Elevator Co. Ltd.	2,820	273,583
Hyundai Heavy Industries Co. Ltd.	14,200	1,361,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Hyundai Mipo Dockyard Co. Ltd.	17,810	$1,669,304
NEPES Corp. Ltd. (a)	26,955	368,679
STX Shipbuilding Co. Ltd.	36,580	411,120
Taewoong Co. Ltd.	77,296	1,684,179
TSM Tech Co. Ltd.	8,454	170,756
		7,994,585
Trading Companies & Distributors – 6.0%
LG International Corp.	19,470	551,184
Samsung Corp.	136,420	4,252,504
		4,803,688

TOTAL INDUSTRIALS		19,682,427

INFORMATION TECHNOLOGY – 17.2%
Electronic Equipment & Instruments – 3.1%
LG.Philips LCD Co. Ltd. (a)	29,250	1,231,220
SFA Engineering Corp.	37,450	1,246,812
		2,478,032
Internet Software & Services – 2.1%
Neowiz Corp.	4,118	461,073
NHN Corp. (a)	3,440	1,221,863
		1,682,936
Semiconductors & Semiconductor Equipment – 12.0%
Hynix Semiconductor, Inc. (a)	40,590	1,418,057
Phicom Corp.	29,313	402,485
Samsung Electronics Co. Ltd.	11,450	7,818,272
		9,638,814

TOTAL INFORMATION TECHNOLOGY		13,799,782

MATERIALS – 5.5%
Chemicals – 1.8%
SSCP Co. Ltd.	72,916	1,422,525
Metals & Mining – 3.7%
Poongsan Corp.	2,740	62,461
POSCO	10,340	2,883,338
		2,945,799

TOTAL MATERIALS		4,368,324

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks – continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – 4.7%
Wireless Telecommunication Services – 4.7%
LG Telecom Ltd. (a)	173,121	$1,945,696
SK Telecom Co. Ltd.	7,740	1,817,750
		3,763,446

UTILITIES – 3.9%
Electric Utilities – 3.9%
Korea Electric Power Corp.	70,320	3,124,009
TOTAL COMMON STOCKS
(Cost $60,282,584)		77,908,733

Nonconvertible Preferred Stocks — 1.6%

CONSUMER DISCRETIONARY – 1.6%
Automobiles – 0.6%
Hyundai Motor Co.	4,690	270,018
Hyundai Motor Co. Series 2	3,630	214,763
		484,781
Household Durables – 1.0%
LG Electronics, Inc.	15,050	773,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,434,203)		1,258,704

Money Market Funds — 1.1%

Fidelity Cash Central Fund, 4.8% (b)
(Cost $844,673)	844,673	844,673

TOTAL INVESTMENT PORTFOLIO – 100.0%
(Cost $62,561,460)		80,012,110

NET OTHER ASSETS – 0.0%		36,426
NET ASSETS – 100%		$80,048,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,529

Income Tax Information At October 31, 2005, the fund had a capital loss carryforward of approximately $6,981,779 of which $5,467,666 and $1,514,113 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value — See accompanying
schedule:
Unaffiliated issuers (cost $61,716,787)	$79,167,437
Affiliated Central Funds (cost $844,673)	844,673
Total Investments (cost $62,561,460)		$80,012,110
Receivable for investments sold		162,348
Receivable for fund shares sold		609,549
Dividends receivable		55,967
Interest receivable		5,804
Prepaid expenses		64
Receivable from investment adviser for expense
reductions		9,957
Other affiliated receivables		3,517
Other receivables		45,226
Total assets		80,904,542

Liabilities
Payable for investments purchased	$409,042
Payable for fund shares redeemed	282,083
Accrued management fee	52,855
Distribution fees payable	31,496
Other affiliated payables	19,784
Other payables and accrued expenses	60,746
Total liabilities		856,006

Net Assets		$80,048,536
Net Assets consist of:
Paid in capital		$63,276,565
Undistributed net investment income		4,471
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(684,163)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		17,451,663
Net Assets		$80,048,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share

($41,568,313 ÷ 1,639,299 shares)	$25.36
Maximum offering price per share (100/94.25 of $25.36)	$26.91
Class T:
Net Asset Value and redemption price per share

($7,503,209 ÷ 300,151 shares)	$25.00
Maximum offering price per share (100/96.50 of $25.00)	$25.91
Class B:
Net Asset Value and offering price per share

($9,825,706 ÷ 404,484 shares)A	$24.29
Class C:
Net Asset Value and offering price per share

($15,325,872 ÷ 630,741 shares)A	$24.30
Institutional Class:
Net Asset Value, offering price and redemption price per

share ($5,825,436 ÷ 226,388 shares)	$$25.73
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$534,293
Interest		91
Income from affiliated Central Funds		29,529
		563,913
Less foreign taxes withheld		(88,265)
Total income		475,648

Expenses
Management fee	$233,596
Transfer agent fees	84,878
Distribution fees	141,164
Accounting fees and expenses	15,723
Independent trustees’ compensation	96
Custodian fees and expenses	43,522
Registration fees	28,735
Audit	45,921
Legal	116
Miscellaneous	152
Total expenses before reductions	593,903
Expense reductions	(134,276)	459,627

Net investment income (loss)		16,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,507,225
Foreign currency transactions	(87,318)
Total net realized gain (loss)		6,419,907
Change in net unrealized appreciation (depreciation) on:
Investment securities	10,407,802
Assets and liabilities in foreign currencies	1,266
Total change in net unrealized appreciation
(depreciation)		10,409,068
Net gain (loss)		16,828,975
Net increase (decrease) in net assets resulting from
operations		$16,844,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,021	$18,688
Net realized gain (loss)	6,419,907	4,688,869
Change in net unrealized appreciation (depreciation) .	10,409,068	2,369,955
Net increase (decrease) in net assets resulting
from operations	16,844,996	7,077,512
Distributions to shareholders from net investment income .	(30,239)	—
Distributions to shareholders from net realized gain	(35,505)	—
Total distributions	(65,744)	—
Share transactions — net increase (decrease)	35,149,226	3,922,676
Redemption fees	68,146	12,538
Total increase (decrease) in net assets	51,996,624	11,012,726

Net Assets
Beginning of period	28,051,912	17,039,186
End of period (including undistributed net investment
income of $4,471 and undistributed net investment
income of $18,689, respectively)	$80,048,536	$28,051,912

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights — Class A
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period	$17.40	$11.93	$11.07	$9.05	$6.70	$7.38
Income from Investment
Operations
Net investment in-
come (loss)E	.03	.04	(.06)	.01	(.11)	—G
Net realized and un-
realized gain (loss)	7.96	5.42	.91	2.01	2.46	(.69)
Total from investment
operations	7.99	5.46	.85	2.02	2.35	(.69)
Distributions from net
investment income	(.03)	—	—	—	—	—
Distributions from net
realized gain	(.03)	—	—	—	—	—
Total distributions	(.06)	—	—	—	—	—
Redemption fees added
to paid in capitalE	.03	.01	.01	—	—	.01
Net asset value, end of
period	$25.36	$17.40	$11.93	$11.07	$9.05	$6.70

Total ReturnB,C,D	46.16%	45.85%	7.77%	22.32%	35.07%	(9.21)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.82%A	2.25%	2.76%	2.85%	2.48%	3.31%
Expenses net of fee
waivers, if any	1.60%A	1.69%	2.00%	2.00%	2.08%	2.10%
Expenses net of all
reductions	1.37%A	1.65%	2.00%	2.00%	2.06%	2.08%
Net investment in-
come (loss)	.15%H	.28%	(.50)%	.12%	(1.10)%	(.04)%
Supplemental Data
Net assets, end of
period (000
omitted)	$41,568	$15,566	$12,309	$12,187	$11,946	$11,747
Portfolio turnover
rate	120%A	97%	77%	127%	60%	36%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Total returns do not include the effect of the sales charges.

E	Calculated based on average shares outstanding during the period.

F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

H	Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights — Class T
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period .	$17.15	$11.78	$10.96	$8.99	$6.67	$7.37
Income from Investment
Operations
Net investment income
(loss)E	.01	.01	(.09)	(.01)	(.14)	(.02)
Net realized and unre-
alized gain (loss)	7.83	5.35	.90	1.98	2.46	(.69)
Total from investment
operations	7.84	5.36	.81	1.97	2.32	(.71)
Distributions from net
realized gain	(.02)	—	—	—	—	—
Redemption fees added
to paid in capitalE	.03	.01	.01	—	—	.01
Net asset value, end of
period	$25.00	$17.15	$11.78	$10.96	$8.99	$6.67
Total ReturnB,C,D	45.93%	45.59%	7.48%	21.91%	34.78%	(9.50)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.24%A	2.67%	3.54%	3.74%	3.02%	4.22%
Expenses net of fee
waivers, if any	1.85%A	1.91%	2.25%	2.25%	2.33%	2.35%
Expenses net of all
reductions	1.62%A	1.87%	2.25%	2.25%	2.31%	2.33%
Net investment income
(loss)	.03%G	.06%	(.75)%	(.13)%	(1.35)%	(.29)%
Supplemental Data
Net assets, end of
period (000 omitted)	$7,503	$3,407	$1,383	$1,223	$2,718	$343
Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Total returns do not include the effect of the sales charges.

E	Calculated based on average shares outstanding during the period.

F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights — Class B
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period .	$16.69	$11.53	$10.78	$8.88	$6.62	$7.36
Income from Investment
Operations
Net investment income
(loss)E	(.05)	(.07)	(.14)	(.06)	(.19)	(.05)
Net realized and unre-
alized gain (loss)	7.62	5.22	.88	1.96	2.45	(.69)
Total from investment
operations	7.57	5.15	.74	1.90	2.26	(.74)
Redemption fees added
to paid in capitalE	.03	.01	.01	—	—	—G
Net asset value, end of
period	$24.29	$16.69	$11.53	$10.78	$8.88	$6.62
Total ReturnB,C,D	45.54%	44.75%	6.96%	21.40%	34.14%	(10.05)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.65%A	3.06%	3.63%	4.08%	3.48%	4.66%
Expenses net of fee
waivers, if any	2.35%A	2.42%	2.75%	2.75%	2.83%	2.85%
Expenses net of all
reductions	2.12%A	2.38%	2.75%	2.75%	2.81%	2.83%
Net investment income
(loss)	(.22)%H	(.45)%	(1.25)%	(.63)%	(1.85)%	(.79)%
Supplemental Data
Net assets, end of
period (000 omitted)	$9,826	$4,384	$2,279	$1,175	$1,313	$282
Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Total returns do not include the effect of the contingent deferred sales charge.

E	Calculated based on average shares outstanding during the period.

F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

H	Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights — Class C
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period .	$16.71	$11.53	$10.79	$8.89	$6.62	$7.36
Income from Investment
Operations
Net investment income
(loss)E	(.05)	(.06)	(.14)	(.06)	(.19)	(.06)
Net realized and unre-
alized gain (loss)	7.62	5.23	.87	1.96	2.46	(.69)
Total from investment
operations	7.57	5.17	.73	1.90	2.27	(.75)
Distributions from net
realized gain	(.01)	—	—	—	—	—
Redemption fees added
to paid in capitalE	.03	.01	.01	—	—	.01
Net asset value, end of
period	$24.30	$16.71	$11.53	$10.79	$8.89	$6.62
Total ReturnB,C,D	45.46%	44.93%	6.86%	21.37%	34.29%	(10.05)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.56%A	3.00%	3.63%	3.82%	3.35%	4.41%
Expenses net of fee
waivers, if any	2.35%A	2.39%	2.75%	2.75%	2.83%	2.85%
Expenses net of all
reductions	2.12%A	2.35%	2.75%	2.75%	2.81%	2.83%
Net investment income
(loss)	(.22)%G	(.42)%	(1.25)%	(.63)%	(1.85)%	(.79)%
Supplemental Data
Net assets, end of
period (000 omitted)	$15,326	$3,994	$759	$531	$804	$127
Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Total returns do not include the effect of the contingent deferred sales charge.

E	Calculated based on average shares outstanding during the period.

F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Institutional Class
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period .	$17.65	$12.06	$11.16	$9.11	$6.72	$7.39
Income from Investment
Operations
Net investment income
(loss)D	.06	.09	(.03)	.04	(.08)	.01
Net realized and unre-
alized gain (loss)	8.06	5.49	.92	2.01	2.47	(.69)
Total from investment
operations	8.12	5.58	.89	2.05	2.39	(.68)
Distributions from net
investment income	(.04)	—	—	—	—	—
Distributions from net
realized gain	(.03)	—	—	—	—	—
Total Distributions	(.07)	—	—	—	—	—
Redemption fees added
to paid in capitalD	.03	.01	.01	—	—	.01
Net asset value, end of
period	$25.73	$17.65	$12.06	$11.16	$9.11	$6.72

Total ReturnB,C	46.23%	46.35%	8.06%	22.50%	35.57%	(9.07)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.51%A	1.93%	2.74%	3.11%	2.22%	3.08%
Expenses net of fee
waivers, if any	1.35%A	1.42%	1.75%	1.75%	1.81%	1.85%
Expenses net of all
reductions	1.12%A	1.37%	1.75%	1.75%	1.80%	1.83%
Net investment income
(loss)	.28%F	.55%	(.25)%	.38%	(.84)%	.21%
Supplemental Data
Net assets, end of
period (000 omitted)	$5,825	$701	$309	$177	$2,127	$53
Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns would have been lower had certain expenses not been reduced during the periods shown.

D	Calculated based on average shares outstanding during the period.

E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F	Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

22

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$18,481,597
Unrealized depreciation	(1,048,202)
Net unrealized appreciation (depreciation)	$17,433,395
Cost for federal income tax purposes	$62,578,715

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements.

Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,801,695 and $33,582,513, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$37,192	$3,620
Class T	.25%	.25%	14,858	150
Class B	.75%	.25%	36,792	27,691
Class C	.75%	.25%	52,322	40,257

			$141,164	$71,718

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period.

The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$72,247
Class T	3,533
Class B*	8,147
Class C*	8,257
$92,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees continued

		% of
		Average
	Amount	Net Assets
Class A	$41,518	.28*
Class T	12,806	.43*
Class B	12,941	.35*
Class C	13,339	.26*
Institutional Class	4,274	.24*
	$84,878
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

26

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.60%	$33,022
Class T	1.85%	11,470
Class B	2.35%	11,016
Class C	2.35%	10,782
Institutional Class	1.35%	2,882
		$69,172

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $64,965 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $139.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Six months ended
April 30,
2006
From net investment income
Class A	$27,615
Institutional Class	2,624
Total	$30,239
From net realized gain
Class A	$27,605
Class T	4,672
Class C	1,500
Institutional Class	1,728
Total	$35,505

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28

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,015,383	315,971	$23,150,387	$5,103,008
Reinvestment of
distributions	1,638	—	34,559	—
Shares redeemed	(272,221)	(453,614)	(6,108,818)	(6,594,615)
Net increase (decrease) .	744,800	(137,643)	$17,076,128	$(1,491,607)
Class T
Shares sold	174,774	121,022	$3,950,405	$1,916,252
Reinvestment of
distributions	218	—	4,462	—
Shares redeemed	(73,504)	(39,702)	(1,645,378)	(581,562)
Net increase (decrease) .	101,488	81,320	$2,309,489	$1,334,690
Class B
Shares sold	206,019	104,588	$4,459,183	$1,605,843
Shares redeemed	(64,147)	(39,679)	(1,404,334)	(574,572)
Net increase (decrease) .	141,872	64,909	$3,054,849	$1,031,271
Class C
Shares sold	514,749	216,863	$11,126,436	$3,448,329
Reinvestment of
distributions	42	—	846	—
Shares redeemed	(123,143)	(43,585)	(2,677,817)	(665,109)
Net increase (decrease) .	391,648	173,278	$8,449,465	$2,783,220
Institutional Class
Shares sold	265,739	43,042	$6,128,592	$703,285
Reinvestment of
distributions	106	—	2,296	—
Shares redeemed	(79,166)	(28,985)	(1,871,593)	(438,183)
Net increase (decrease) .	186,679	14,057	$4,259,295	$265,102

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Korea Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

30

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited

General Distributor
Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian
JPMorgan Chase Bank
New York, NY

AKOR-USAN-0606 1.784894.103

Fidelity® Advisor Korea Fund Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	21	Notes to the financial statements.
Board Approval of	30
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,461.60	$9.77
HypotheticalA	$1,000.00	$1,016.86	$8.00
Class T
Actual	$1,000.00	$1,459.30	$11.28
HypotheticalA	$1,000.00	$1,015.62	$9.25
Class B
Actual	$1,000.00	$1,455.40	$14.31
HypotheticalA	$1,000.00	$1,013.14	$11.73
Class C
Actual	$1,000.00	$1,454.60	$14.30
HypotheticalA	$1,000.00	$1,013.14	$11.73
Institutional Class
Actual	$1,000.00	$1,462.30	$8.24
HypotheticalA	$1,000.00	$1,018.10	$6.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.60%
Class T	1.85%
Class B	2.35%
Class C	2.35%
Institutional Class	1.35%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Samsung Electronics Co. Ltd.	9.7	11.9
Samsung Corp.	5.3	0.0
Kookmin Bank	4.1	4.4
Korea Electric Power Corp.	3.9	0.0
POSCO	3.6	2.4
Industrial Bank of Korea	3.6	1.4
Hyundai Engineering & Construction Co. Ltd.	2.9	2.2
SK Corp.	2.7	1.0
Doosan Infracore Co. Ltd.	2.6	1.2
Woori Finance Holdings Co. Ltd.	2.5	2.1
	40.9
Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Industrials	24.6	16.2
Financials	23.2	22.2
Information Technology	17.2	22.5
Consumer Discretionary	11.1	17.5
Materials	5.5	3.1
Telecommunication Services	4.7	4.2
Consumer Staples	3.9	8.9
Utilities	3.9	0.2
Energy	3.1	3.4
Health Care	1.7	1.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.3%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 9.5%
Automobiles – 2.3%
Hyundai Motor Co.	21,100	$1,854,626
Distributors – 0.8%
Hyundai H&S Co. Ltd.	7,860	636,701
Hotels, Restaurants & Leisure – 1.2%
Hana Tour Service, Inc.	11,434	928,638
Household Durables – 1.9%
LG Electronics, Inc.	15,160	1,255,364
Woongjin Coway Co. Ltd.	7,280	216,127
		1,471,491
Multiline Retail – 1.3%
Hyundai Department Store Co. Ltd.	11,120	1,067,020
Textiles, Apparel & Luxury Goods – 2.0%
Cheil Industries, Inc.	40,710	1,478,363
Handsome Co. Ltd.	7,200	131,305
		1,609,668

TOTAL CONSUMER DISCRETIONARY		7,568,144

CONSUMER STAPLES – 3.9%
Food & Staples Retailing – 1.8%
Shinsegae Co. Ltd.	2,904	1,419,439
Food Products – 0.6%
Orion Corp.	1,870	489,731
Household Products – 1.5%
LG Household & Health Care Ltd.	15,310	1,222,333

TOTAL CONSUMER STAPLES		3,131,503

ENERGY – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
GS Holdings Corp.	10,440	326,544
SK Corp.	29,620	2,179,535
		2,506,079

FINANCIALS – 23.2%
Capital Markets – 4.7%
Daewoo Securities Co. Ltd. (a)	38,720	702,022
Hyundai Securities Co. Ltd. (a)	42,690	712,896
Korea Investment Holdings Co. Ltd.	18,710	801,446
LG Investment & Securities Co. Ltd.	9,990	244,679
See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks – continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets – continued
Samsung Securities Co. Ltd.	9,300	$583,746
Tong Yang Investment Bank (a)	51,970	765,926
		3,810,715
Commercial Banks – 14.0%
Daegu Bank Co. Ltd.	67,970	1,275,586
Industrial Bank of Korea	140,970	2,839,878
Kookmin Bank	37,010	3,315,852
Shinhan Financial Group Co. Ltd.	34,972	1,742,760
Woori Finance Holdings Co. Ltd.	88,940	2,008,612
		11,182,688
Insurance – 4.5%
Korean Reinsurance Co.	123,797	1,483,228
Meritz Fire & Marine Insurance Co. Ltd.	29,820	183,381
Samsung Fire & Marine Insurance Co. Ltd.	13,400	1,925,145
		3,591,754

TOTAL FINANCIALS		18,585,157

HEALTH CARE – 1.7%
Pharmaceuticals – 1.7%
Boryung Pharmaceutical Co. Ltd.	39	1,664
Hanmi Pharm Co. Ltd.	10,611	1,378,198
		1,379,862

INDUSTRIALS – 24.6%
Construction & Engineering – 7.4%
Doosan Heavy Industries & Construction Co. Ltd.	29,260	1,059,460
Hyundai Engineering & Construction Co. Ltd. (a)	36,780	2,289,123
Kyeryong Construction Industrial Co. Ltd.	41,690	1,962,611
Samsung Engineering Co. Ltd.	14,850	635,315
		5,946,509
Industrial Conglomerates – 1.2%
LG Corp.	14,800	515,485
Samsung Techwin Co. Ltd.	12,640	422,160
		937,645
Machinery – 10.0%
Doosan Infracore Co. Ltd.	109,860	2,055,908
Hyundai Elevator Co. Ltd.	2,820	273,583
Hyundai Heavy Industries Co. Ltd.	14,200	1,361,056

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Hyundai Mipo Dockyard Co. Ltd.	17,810	$1,669,304
NEPES Corp. Ltd. (a)	26,955	368,679
STX Shipbuilding Co. Ltd.	36,580	411,120
Taewoong Co. Ltd.	77,296	1,684,179
TSM Tech Co. Ltd.	8,454	170,756
		7,994,585
Trading Companies & Distributors – 6.0%
LG International Corp.	19,470	551,184
Samsung Corp.	136,420	4,252,504
		4,803,688

TOTAL INDUSTRIALS		19,682,427

INFORMATION TECHNOLOGY – 17.2%
Electronic Equipment & Instruments – 3.1%
LG.Philips LCD Co. Ltd. (a)	29,250	1,231,220
SFA Engineering Corp.	37,450	1,246,812
		2,478,032
Internet Software & Services – 2.1%
Neowiz Corp.	4,118	461,073
NHN Corp. (a)	3,440	1,221,863
		1,682,936
Semiconductors & Semiconductor Equipment – 12.0%
Hynix Semiconductor, Inc. (a)	40,590	1,418,057
Phicom Corp.	29,313	402,485
Samsung Electronics Co. Ltd.	11,450	7,818,272
		9,638,814

TOTAL INFORMATION TECHNOLOGY		13,799,782

MATERIALS – 5.5%
Chemicals – 1.8%
SSCP Co. Ltd.	72,916	1,422,525
Metals & Mining – 3.7%
Poongsan Corp.	2,740	62,461
POSCO	10,340	2,883,338
		2,945,799

TOTAL MATERIALS		4,368,324

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks – continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – 4.7%
Wireless Telecommunication Services – 4.7%
LG Telecom Ltd. (a)	173,121	$1,945,696
SK Telecom Co. Ltd.	7,740	1,817,750
		3,763,446

UTILITIES – 3.9%
Electric Utilities – 3.9%
Korea Electric Power Corp.	70,320	3,124,009
TOTAL COMMON STOCKS
(Cost $60,282,584)		77,908,733

Nonconvertible Preferred Stocks — 1.6%

CONSUMER DISCRETIONARY – 1.6%
Automobiles – 0.6%
Hyundai Motor Co.	4,690	270,018
Hyundai Motor Co. Series 2	3,630	214,763
		484,781
Household Durables – 1.0%
LG Electronics, Inc.	15,050	773,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,434,203)		1,258,704

Money Market Funds — 1.1%

Fidelity Cash Central Fund, 4.8% (b)
(Cost $844,673)	844,673	844,673

TOTAL INVESTMENT PORTFOLIO – 100.0%
(Cost $62,561,460)		80,012,110

NET OTHER ASSETS – 0.0%		36,426
NET ASSETS – 100%		$80,048,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,529

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $6,981,779 of which $5,467,666 and $1,514,113 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value — See accompanying
schedule:
Unaffiliated issuers (cost $61,716,787)	$79,167,437
Affiliated Central Funds (cost $844,673)	844,673
Total Investments (cost $62,561,460)		$80,012,110
Receivable for investments sold		162,348
Receivable for fund shares sold		609,549
Dividends receivable		55,967
Interest receivable		5,804
Prepaid expenses		64
Receivable from investment adviser for expense
reductions		9,957
Other affiliated receivables		3,517
Other receivables		45,226
Total assets		80,904,542

Liabilities
Payable for investments purchased	$409,042
Payable for fund shares redeemed	282,083
Accrued management fee	52,855
Distribution fees payable	31,496
Other affiliated payables	19,784
Other payables and accrued expenses	60,746
Total liabilities		856,006

Net Assets		$80,048,536
Net Assets consist of:
Paid in capital		$63,276,565
Undistributed net investment income		4,471
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(684,163)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		17,451,663
Net Assets		$80,048,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share

($41,568,313 ÷ 1,639,299 shares)	$25.36
Maximum offering price per share (100/94.25 of $25.36)	$26.91
Class T:
Net Asset Value and redemption price per share

($7,503,209 ÷ 300,151 shares)	$25.00
Maximum offering price per share (100/96.50 of $25.00)	$25.91
Class B:
Net Asset Value and offering price per share

($9,825,706 ÷ 404,484 shares)A	$24.29
Class C:
Net Asset Value and offering price per share

($15,325,872 ÷ 630,741 shares)A	$24.30
Institutional Class:
Net Asset Value, offering price and redemption price per

share ($5,825,436 ÷ 226,388 shares)	$25.73
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$534,293
Interest		91
Income from affiliated Central Funds		29,529
		563,913
Less foreign taxes withheld		(88,265)
Total income		475,648

Expenses
Management fee	$233,596
Transfer agent fees	84,878
Distribution fees	141,164
Accounting fees and expenses	15,723
Independent trustees’ compensation	96
Custodian fees and expenses	43,522
Registration fees	28,735
Audit	45,921
Legal	116
Miscellaneous	152
Total expenses before reductions	593,903
Expense reductions	(134,276)	459,627

Net investment income (loss)		16,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,507,225
Foreign currency transactions	(87,318)
Total net realized gain (loss)		6,419,907
Change in net unrealized appreciation (depreciation) on:
Investment securities	10,407,802
Assets and liabilities in foreign currencies	1,266
Total change in net unrealized appreciation
(depreciation)		10,409,068
Net gain (loss)		16,828,975
Net increase (decrease) in net assets resulting from
operations		$16,844,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,021	$18,688
Net realized gain (loss)	6,419,907	4,688,869
Change in net unrealized appreciation (depreciation) .	10,409,068	2,369,955
Net increase (decrease) in net assets resulting
from operations	16,844,996	7,077,512
Distributions to shareholders from net investment income .	(30,239)	—
Distributions to shareholders from net realized gain	(35,505)	—
Total distributions	(65,744)	—
Share transactions — net increase (decrease)	35,149,226	3,922,676
Redemption fees	68,146	12,538
Total increase (decrease) in net assets	51,996,624	11,012,726

Net Assets
Beginning of period	28,051,912	17,039,186
End of period (including undistributed net investment
income of $4,471 and undistributed net investment
income of $18,689, respectively)	$80,048,536	$28,051,912

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights — Class A
		Six months ended
		April 30, 2006		Years ended October 31,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
	Net asset value,
	beginning of period	$17.40	$11.93	$11.07	$9.05	$6.70	$7.38
	Income from Investment
	Operations
	Net investment in-
	come (loss)E	.03	.04	(.06)	.01	(.11)	—G
	Net realized and un-
	realized gain (loss)	7.96	5.42	.91	2.01	2.46	(.69)
	Total from investment
	operations	7.99	5.46	.85	2.02	2.35	(.69)
	Distributions from net
	investment income	(.03)	—	—	—	—	—
	Distributions from net
	realized gain	(.03)	—	—	—	—	—
	Total distributions	(.06)	—	—	—	—	—
	Redemption fees added
	to paid in capitalE	.03	.01	.01	—	—	.01
	Net asset value, end of
	period	$25.36	$17.40	$11.93	$11.07	$9.05	$6.70

	Total ReturnB,C,D	46.16%	45.85%	7.77%	22.32%	35.07%	(9.21)%
Ratios to Average Net AssetsF
	Expenses before
	reductions	1.82%A	2.25%	2.76%	2.85%	2.48%	3.31%
	Expenses net of fee
	waivers, if any	1.60%A	1.69%	2.00%	2.00%	2.08%	2.10%
	Expenses net of all
	reductions	1.37%A	1.65%	2.00%	2.00%	2.06%	2.08%
	Net investment in-
	come (loss)	.15%H	.28%	(.50)%	.12%	(1.10)%	(.04)%
	Supplemental Data
	Net assets, end of
	period (000
	omitted)	$41,568	$15,566	$12,309	$12,187	$11,946	$11,747
	Portfolio turnover
	rate	120%A	97%	77%	127%	60%	36%

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
G		Amount represents less than $.01 per share.
H		Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights — Class T

		Six months ended
		April 30, 2006		Years ended October 31,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$17.15	$11.78	$10.96	$8.99	$6.67	$7.37
	Income from Investment
	Operations
	Net investment income
	(loss)E	.01	.01	(.09)	(.01)	(.14)	(.02)
	Net realized and unre-
	alized gain (loss)	7.83	5.35	.90	1.98	2.46	(.69)
	Total from investment
	operations	7.84	5.36	.81	1.97	2.32	(.71)
	Distributions from net
	realized gain	(.02)	—	—	—	—	—
	Redemption fees added
	to paid in capitalE	.03	.01	.01	—	—	.01
	Net asset value, end of
	period	$25.00	$17.15	$11.78	$10.96	$8.99	$6.67

	Total ReturnB,C,D	45.93%	45.59%	7.48%	21.91%	34.78%	(9.50)%
Ratios to Average Net AssetsF
	Expenses before
	reductions	2.24%A	2.67%	3.54%	3.74%	3.02%	4.22%
	Expenses net of fee
	waivers, if any	1.85%A	1.91%	2.25%	2.25%	2.33%	2.35%
	Expenses net of all
	reductions	1.62%A	1.87%	2.25%	2.25%	2.31%	2.33%
	Net investment income
	(loss)	.03%G	.06%	(.75)%	(.13)%	(1.35)%	(.29)%
	Supplemental Data
	Net assets, end of
	period (000 omitted)	$7,503	$3,407	$1,383	$1,223	$2,718	$343
	Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the sales charges.
E		Calculated based on average shares outstanding during the period.
F		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
G		Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights — Class B

		Six months ended
		April 30, 2006		Years ended October 31,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$16.69	$11.53	$10.78	$8.88	$6.62	$7.36
	Income from Investment
	Operations
	Net investment income
	(loss)E	(.05)	(.07)	(.14)	(.06)	(.19)	(.05)
	Net realized and unre-
	alized gain (loss)	7.62	5.22	.88	1.96	2.45	(.69)
	Total from investment
	operations	7.57	5.15	.74	1.90	2.26	(.74)
	Redemption fees added
	to paid in capitalE	.03	.01	.01	—	—	—G
	Net asset value, end of
	period	$24.29	$16.69	$11.53	$10.78	$8.88	$6.62

	Total ReturnB,C,D	45.54%	44.75%	6.96%	21.40%	34.14%	(10.05)%
Ratios to Average Net AssetsF
	Expenses before
	reductions	2.65%A	3.06%	3.63%	4.08%	3.48%	4.66%
	Expenses net of fee
	waivers, if any	2.35%A	2.42%	2.75%	2.75%	2.83%	2.85%
	Expenses net of all
	reductions	2.12%A	2.38%	2.75%	2.75%	2.81%	2.83%
	Net investment income
	(loss)	(.22)%H	(.45)%	(1.25)%	(.63)%	(1.85)%	(.79)%
	Supplemental Data
	Net assets, end of
	period (000 omitted)	$ 9,826	$ 4,384	$ 2,279	$ 1,175	$1,313	$282
	Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
G		Amount represents less than $.01 per share.
H		Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Highlights — Class C

		Six months ended
		April 30, 2006		Years ended October 31,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$16.71	$11.53	$10.79	$8.89	$6.62	$7.36
	Income from Investment
	Operations
	Net investment income
	(loss)E	(.05)	(.06)	(.14)	(.06)	(.19)	(.06)
	Net realized and unre-
	alized gain (loss)	7.62	5.23	.87	1.96	2.46	(.69)
	Total from investment
	operations	7.57	5.17	.73	1.90	2.27	(.75)
	Distributions from net
	realized gain	(.01)	—	—	—	—	—
	Redemption fees added
	to paid in capitalE	.03	.01	.01	—	—	.01
	Net asset value, end of
	period	$24.30	$16.71	$11.53	$10.79	$8.89	$6.62

	Total ReturnB,C,D	45.46%	44.93%	6.86%	21.37%	34.29%	(10.05)%
Ratios to Average Net AssetsF
	Expenses before
	reductions	2.56%A	3.00%	3.63%	3.82%	3.35%	4.41%
	Expenses net of fee
	waivers, if any	2.35%A	2.39%	2.75%	2.75%	2.83%	2.85%
	Expenses net of all
	reductions	2.12%A	2.35%	2.75%	2.75%	2.81%	2.83%
	Net investment income
	(loss)	(.22)%G	(.42)%	(1.25)%	(.63)%	(1.85)%	(.79)%
	Supplemental Data
	Net assets, end of
	period (000 omitted)	$15,326	$ 3,994	$ 759	$ 531	$804	$127
	Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the contingent deferred sales charge.
E		Calculated based on average shares outstanding during the period.
F		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
G		Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Institutional Class

		Six months ended
		April 30, 2006		Years ended October 31,
		(Unaudited)	2005	2004	2003	2002	2001
	Selected Per-Share Data
	Net asset value,
	beginning of period .	$17.65	$12.06	$11.16	$9.11	$6.72	$7.39
	Income from Investment
	Operations
	Net investment income
	(loss)D	.06	.09	(.03)	.04	(.08)	.01
	Net realized and unre-
	alized gain (loss)	8.06	5.49	.92	2.01	2.47	(.69)
	Total from investment
	operations	8.12	5.58	.89	2.05	2.39	(.68)
	Distributions from net
	investment income	(.04)	—	—	—	—	—
	Distributions from net
	realized gain	(.03)	—	—	—	—	—
	Total Distributions	(.07)	—	—	—	—	—
	Redemption fees added
	to paid in capitalD	.03	.01	.01	—	—	.01
	Net asset value, end of
	period	$25.73	$17.65	$12.06	$11.16	$9.11	$6.72

	Total ReturnB,C	46.23%	46.35%	8.06%	22.50%	35.57%	(9.07)%
Ratios to Average Net AssetsE
	Expenses before
	reductions	1.51%A	1.93%	2.74%	3.11%	2.22%	3.08%
	Expenses net of fee
	waivers, if any	1.35%A	1.42%	1.75%	1.75%	1.81%	1.85%
	Expenses net of all
	reductions	1.12%A	1.37%	1.75%	1.75%	1.80%	1.83%
	Net investment income
	(loss)	28%F	.55%	(.25)%	.38%	(.84)%	.21%
	Supplemental Data
	Net assets, end of
	period (000 omitted)	$5,825	$701	$309	$177	$2,127	$53
	Portfolio turnover rate	120%A	97%	77%	127%	60%	36%

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during
		periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but
		prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net
	expenses paid by the class.
F		Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report 22

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:
Unrealized appreciation	$18,481,597
Unrealized depreciation	(1,048,202)
Net unrealized appreciation (depreciation)	$17,433,395
Cost for federal income tax purposes	$62,578,715

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements.

Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,801,695 and $33,582,513, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Semiannual Report 24

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$37,192	$3,620
Class T	.25%	.25%	14,858	150
Class B	.75%	.25%	36,792	27,691
Class C	.75%	.25%	52,322	40,257

			$141,164	$71,718

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period.

The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$72,247
Class T	3,533
Class B*	8,147
Class C*	8,257
$92,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees continued

		% of
		Average
	Amount	Net Assets
Class A	$41,518	.28*
Class T	12,806	.43*
Class B	12,941	.35*
Class C	13,339	.26*
Institutional Class	4,274	.24*
	$84,878
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report 26

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.60%	$33,022
Class T	1.85%	11,470
Class B	2.35%	11,016
Class C	2.35%	10,782
Institutional Class	1.35%	2,882
		$69,172

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $64,965 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $139.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Six months ended
April 30,
2006
From net investment income
Class A	$27,615
Institutional Class	2,624
Total	$30,239
From net realized gain
Class A	$27,605
Class T	4,672
Class C	1,500
Institutional Class	1,728
Total	$35,505

Semiannual Report 28

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,015,383	315,971	$23,150,387	$5,103,008
Reinvestment of
distributions	1,638	—	34,559	—
Shares redeemed	(272,221)	(453,614)	(6,108,818)	(6,594,615)
Net increase (decrease) .	744,800	(137,643)	$17,076,128	$(1,491,607)
Class T
Shares sold	174,774	121,022	$3,950,405	$1,916,252
Reinvestment of
distributions	218	—	4,462	—
Shares redeemed	(73,504)	(39,702)	(1,645,378)	(581,562)
Net increase (decrease) .	101,488	81,320	$2,309,489	$1,334,690
Class B
Shares sold	206,019	104,588	$4,459,183	$1,605,843
Shares redeemed	(64,147)	(39,679)	(1,404,334)	(574,572)
Net increase (decrease) .	141,872	64,909	$3,054,849	$1,031,271
Class C
Shares sold	514,749	216,863	$11,126,436	$3,448,329
Reinvestment of
distributions	42	—	846	—
Shares redeemed	(123,143)	(43,585)	(2,677,817)	(665,109)
Net increase (decrease) .	391,648	173,278	$8,449,465	$2,783,220
Institutional Class
Shares sold	265,739	43,042	$6,128,592	$703,285
Reinvestment of
distributions	106	—	2,296	—
Shares redeemed	(79,166)	(28,985)	(1,871,593)	(438,183)
Net increase (decrease) .	186,679	14,057	$4,259,295	$265,102

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Korea Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report 30

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

AKORI-USAN-0606 1.784895.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Korea Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Korea Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 15, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 15, 2006